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							   File Number:333-42105
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                January 3, 2012

                           Pioneer Independence Fund

 Supplement to the May 1, 2011 Prospectus, as in effect and as may be amended from time to time

Fund summary

The following replaces the information in the "Management" chart in the section entitled "Fund summary":

Portfolio management  Andrew Acheson, lead portfolio manager, senior vice president of Pioneer (portfolio manager of the fund since 2001). Timothy Mulrenan, portfolio manager, vice president of Pioneer (portfolio manager of the fund since 2012).

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Management

The following replaces the first paragraph in the section entitled "Portfolio management":

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Andrew Acheson, lead portfolio manager (portfolio manager of the fund since 2001). Mr. Acheson is supported by Timothy Mulrenan (portfolio manager of the fund since January 2012) and assisted by a team of analysts that meets to discuss holdings, prospective investments and portfolio composition. Members of this team manage other Pioneer funds investing primarily in U.S. equity securities. The portfolio managers and the team also may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited (PIML). Mr. Acheson, senior vice president of Pioneer, joined Pioneer as a portfolio manager in May 2001 and has been an investment professional since 1994. Mr. Mulrenan, vice president of Pioneer, joined Pioneer in 1997 as an analyst and has managed portfolios since 1998.

                                                                  25366-00-0112
                                       (C) 2012 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC